Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 18, 2013
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties		$ 20,963	$ 19,397
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		12.70%
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties		$ 34,584	31,091
Loan portion		$ 25,375	24,412
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Preferred distribution percentage		18.00%
Navios Revolving Loans I | Navios Europe I
Related Party Transaction [Line Items]
Loan portion		$ 11,770	11,770
Loan portion		15,458	14,944
Accrued interest on loan to affiliate, current		5,505	4,453
Navios Revolving Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity					$ 24,100
Navios Revolving Loans II | Navios Europe II
Related Party Transaction [Line Items]
Loan portion		20,662	20,662
Accrued interest on loan to affiliate, non-current		9,209	6,679
Revolving loan facilitiy maximum borrowing capacity		15,003
Navios Revolving Loans II | Navios Europe II | Minimum
Related Party Transaction [Line Items]
Amount commited to fund		0
Navios Revolving Loans II | Navios Europe II | Maximum
Related Party Transaction [Line Items]
Amount commited to fund		15,003
Navios Revolving Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Increase in availability under the Navios Revolving Loans II	$ 14,000
Revolving loan facilitiy maximum borrowing capacity		57,500		$ 43,500
Navios Term Loans I | Navios Europe I
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current		3,688	3,174
Navios Term Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Loan portion					$ 10,000
Navios Term Loans II | Navios Europe II
Related Party Transaction [Line Items]
Accrued interest on loan to affiliate, non-current		$ 4,713	$ 3,750
Navios Term Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Loan portion				$ 14,000